Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation plans [Abstract]
Schedule of number of stock options and weighted average exercisable price
(Number of options) 2023 2022
Beginning of year 3,053,571 3,458,001
Options granted - -
Options expired - (2,475)
Options exercised [note 17] (1,657,282) (401,955)
End of year 1,396,289 3,053,571
Exercisable 1,396,289 3,053,571
2023 2022
Beginning of year $15.75 $16.72
Options granted - -
Options expired - 26.81
Options exercised

16.62 23.96
End of year $14.73 $15.75
Exercisable $14.73 $15.75

Total options outstanding and exercisable
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 11.32

-
14.7 0 658,804 1.3 $14.08 658,804 $14.08
$ 14.71

-
16.38 737,485 3.0 $15.32 737,485 $15.32
1,396,289 1,396,289

Compensation expense under equity settled plans	2023 2022 Employee share ownership plan $ 4,460 $ 3,541 Restricted share unit plan 3,692 3,273 Stock option plan - 45 Total $ 8,152 $ 6,859
Expenses (recoveries) cash-settled plans
2023 2022
Performance share unit plan $ 22,013 $ 11,221
Restricted share unit plan 19,045 9,342
Deferred share unit plan 15,447 2,811
Phantom stock option plan 1,908 751
Phantom restricted share unit plan 812 244
Total $ 59,225 $ 24,369

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of share-based plans	Grant date Mar 1/23 Number of options granted 129,623 Average strike price $37.30 Expected forfeitures 11% Weighted average grant date fair values $37.30
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of share-based plans
Phantom
PSU RSU RSU
Number of units 232,160 162,930 9,997
Expected vesting 83% - -
Expected life of option 3

years
3

years
3

years
Expected forfeitures 9% 8% 8%
Weighted average measurement date fair values $37.30 $37.30 $37.30
Phantom Phantom
stock options PSU RSU RSU
Number of units 45,551 830,279 561,210 28,000
Expected vesting - 70% - -
Average strike price $12.29 - - -
Expected dividend $0.12 - - $0.12
Expected volatility 48% - - -
Risk-free interest rate 3.5% - - -
Expected life of option 3.4

years
0.8

years
1.0

years
1.0

years
Expected forfeitures 7% 2% 8% 8%
Weighted average measurement date fair values $46.08 $57.13 $57.13 $57.13